INITIAL PUBLIC OFFERING (Details)	Feb. 08, 2021 $ / shares shares
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B Common Stock to Sponsor	3,750,000
Units issue price (in dollars per share) | $ / shares	$ 10.00
IPO
Subsidiary, Sale of Stock [Line Items]
Issuance of Class B Common Stock to Sponsor	28,750,000
Units issue price (in dollars per share) | $ / shares	$ 10.00
IPO | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of public warrants that each unit consists (in shares)	0.33
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50
Number of shares issuable per warrant	1
Number of shares per warrant	1
Exercise price of warrant | $ / shares	$ 11.50
IPO | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of common stocks included in each unit	1